Acquisitions and Business Combinations - Narrative (Details) R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2022 ZAR (R) $ / oz oz	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)	Oct. 01, 2020 ZAR (R)	Sep. 30, 2020 ZAR (R)	Sep. 30, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Acquisition related costs	R 0	R 124	R 45
Corporate business development	R 39	R 221	19
Mponeng operations and related assets
Disclosure of detailed information about business combination [line items]
Cash consideration paid					R 3,400	$ 200
Contingent consideration payable | $ / oz	260
Ounces Gold Production | oz	250,000
Contingent Consideration Payable, Period of Payment	6 years
Contingent Consideration Payable on Ounces From Levels Below Current Infrastructure | $ / oz	20
Post-tax real discount rate	10.20%	10.30%		10.60%
Contingent consideration for below infrastructure production	R 0	R 0		R 0
Acquisition related costs		124	45
Corporate business development		R 205	R 4